Operating Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other expenses and losses [Line Items]
Utilities and operating supplies		$ 134	$ 144	$ 116
Repairs and maintenance		60	64	65
Contract labor and services		59	70	65
Advertising and promotions		24	42	27
Royalty expense	[1]	23	43	22
Management fees	[2]	19	19	16
Provision for expected credit losses, net		4	3	52
Auditor's remuneration		2	2	2
Lease payments exempted from recognition		2	1	3
Foreign exchange gain (loss)		(4)	38	(17)
Loss on disposal of property and equipment, investment properties and intangible assets	[3]	4	19	73
Fair value (loss)/gain on derivative financial instruments		1	(1)	0
Other support services		64	62	58
Other operating expenses		53	72	62
Other expenses, by nature		445	578	544
Royalties charged by third-party	[1]	1	1
Royalties charged by related party	[1]	22	42
Management fee charged by third parties	[2]	2	3	3
Services received, net of amounts capitalized, related party transactions	[2]	17	16	13
Demolition costs [Member]
Disclosure of other expenses and losses [Line Items]
Loss on disposal of property and equipment, investment properties and intangible assets	[3]	$ 2	$ 11
The Londoner Macao [Member] | Demolition costs [Member]
Disclosure of other expenses and losses [Line Items]
Loss on disposal of property and equipment, investment properties and intangible assets	[3]			$ 34

[1]	Total royalty fee for the years ended December 31, 2022 and 2021 includes US$1 million and US$1 million charged by third parties and US$22 million and US$42 million charged by a related party, respectively. Refer to Note 26(a)(v) for further information related to the royalty charged by a related party.
[2]	Total management fees for the years ended December 31, 2022, 2021 and 2020 includes US$2 million, US$3 million and US$3 million charged by third parties and US$17 million, US$16 million and US$13 million charged by related parties, net of amounts capitalized. Refer to Note 26(a)(ii) for further information.
[3]	Loss on disposal of property and equipment, investment properties and intangible assets for the years ended December 31, 2022, 2021, and 2020 includes demolition cost of US$2 million, US$11 million and US$34 million, of which the demolition in 2020 relates to The Londoner Macao project.